MINING INTERESTS	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
MINING INTERESTS
7. MINING INTERESTS
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2015	$452,645	$729,746	$71,902	$1,254,293
Additions	613	2,108	75,375	78,096
Transfers	9,379	12,749	(22,128)	—
Capitalized interest	—	—	6,260	6,260
Change in rehabilitation provision estimate	—	2,054	—	2,054
Disposals and other	(1,199)	—	—	(1,199)
As of December 31, 2016	$461,438	$746,657	$131,409	$1,339,504
Additions	649	632	63,072	64,353
Transfers	24,269	48,122	(72,391)	—
Capitalized interest	—	—	5,285	5,285
Change in rehabilitation provision estimate	—	3,022	—	3,022
Disposals and other	(7,142)	—	(452)	(7,594)
As of December 31, 2017	$479,214	$798,433	$126,923	$1,404,570

Accumulated depreciation
As of December 31, 2015	$423,665	$680,779	$—	$1,104,444
Depreciation and amortization	8,673	12,010	—	20,683
Disposals and other	(640)	—	—	(640)
As of December 31, 2016	$431,698	$692,789	$—	$1,124,487
Depreciation and amortization	12,385	20,431	—	32,816
Disposals and other	(6,791)	—	—	(6,791)
As of December 31, 2017	$437,292	$713,220	$—	$1,150,512

Carrying amount
As of December 31, 2015	$28,980	$48,967	$71,902	$149,849
As of December 31, 2016	$29,740	$53,868	$131,409	$215,017
As of December 31, 2017	$41,922	$85,213	$126,923	$254,058

As at December 31, 2017, equipment under finance leases had net carrying amounts of $1.6 million (December 31, 2016 - $1.1 million). The total minimum lease payments are disclosed in Note 12 - Debt.
No depreciation is charged to construction in progress assets. For the year ended December 31, 2017, the general capitalization rate for borrowing costs was 7%.